NET REVENUE - Summary of Disaggregation of Revenue from Contracts with Customers Based on Resolution (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	$ 3,809,054.3	$ 121,423.5	$ 2,894,307.7	$ 2,161,735.8
Wafer
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	3,272,553.5		2,514,461.3	1,882,518.1
Wafer | 3-nanometer
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	794,341.4		459,530.2	108,045.3
Wafer | 5-nanometer
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	1,179,907.2		861,318.9	629,300.4
Wafer | 7-nanometer
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	459,258.1		416,790.3	357,270.7
Wafer | 16-nanometer
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	215,722.1		202,383.7	191,306.1
Wafer | 20-nanometer
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	4,304.9		4,077.2	10,359.0
Wafer | 28-nanometer
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	225,134.2		188,155.0	186,924.9
Wafer | 40/45-nanometer
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	95,582.7		108,468.2	114,667.4
Wafer | 65-nanometer
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	120,399.3		93,120.1	107,425.4
Wafer | 90-nanometer
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	21,358.7		21,509.3	25,642.0
Wafer | 0.11/0.13 micron
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	48,846.1		52,442.8	47,149.3
Wafer | 0.15/0.18 micron
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	88,293.7		90,796.8	86,614.2
Wafer | 0.25 micron and above
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	$ 19,405.1		$ 15,868.8	$ 17,813.4